Income Taxes - Additional Information (Detail) $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Income Taxes [line items]
Income tax expense	$ (2,850)		$ (3,152)	$ (2,234)
Effective tax rate	26.10%	26.10%	31.10%	25.20%
Exceptional Tax Income	$ 156
Exceptional tax expenses	(205)	R 4.5
Brazilian Federal Tax Mattars [Member]
Disclosure Of Income Taxes [line items]
Exceptional Tax Income	66
South Africa Tax Matters [Member]
Disclosure Of Income Taxes [line items]
Exceptional tax expenses	$ (240)